Non-Controlling Interest in Consolidated Subsidiaries - Non-Controlling Interest in its Consolidated Subsidiaries (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 4,685		$ 84,370	$ 83,629
Coca-Cola FEMSA
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			84,426	82,522
Proximity Americas Division
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			(62)	1,031
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest			$ 6	$ 76

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4